Share capital and premium (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share Premium [Abstract]
Ordinary shares issued	$ 14	$ 14
Less held Within The Group [Abstract]
Share capital and premium	$ 7,253	$ 7,237	$ 7,239